UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series VIT

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder Portfolio®

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Portfolio®

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 85.2%
BERMUDA 7.1%
ENERGY 3.1%
North Atlantic Drilling Ltd.	3,077,543	$5,856
Seadrill Ltd.	223,835	8,793

		14,649

FINANCIALS 4.0%
Hiscox Ltd.	1,011,892	7,953
Lancashire Holdings Ltd.	834,820	11,122

		19,075

Total Bermuda		33,724

BRAZIL 0.8%
FINANCIALS 0.8%
Itau Unibanco Holding S.A. SP - ADR	256,175	3,914

Total Brazil		3,914

CANADA 1.7%
ENERGY 1.1%
Cameco Corp.	154,112	2,997
Nexen, Inc.	90,000	2,281

		5,278

MATERIALS 0.6%
Silver Wheaton Corp.	75,557	3,000

Total Canada		8,278

DENMARK 1.9%
CONSUMER STAPLES 1.9%
Carlsberg A/S ‘B’	99,326	8,799

Total Denmark		8,799

FAEROE ISLANDS 0.5%
CONSUMER STAPLES 0.4%
Bakkafrost P/F	199,159	1,631

FINANCIALS 0.1%
BankNordik P/F	52,480	606

Total Faeroe Islands		2,237

FRANCE 9.6%
CONSUMER DISCRETIONARY 2.2%
Eutelsat Communications S.A.	246,420	7,917
JCDecaux S.A.	109,825	2,486

		10,403

CONSUMER STAPLES 3.9%
Carrefour S.A.	341,156	7,077
Danone S.A.	182,633	11,237

		18,314

ENERGY 1.3%
Bourbon S.A.	83,881	2,406

Total S.A.	79,866	3,973

		6,379

UTILITIES 2.2%
Suez Environnement Co.	472,141	5,341
Veolia Environnement S.A.	467,459	5,029

		10,370

Total France		45,466

GERMANY 2.0%
HEALTH CARE 1.5%
Rhoen Klinikum AG	369,530	7,275

INDUSTRIALS 0.2%
Kloeckner & Co. SE	93,597	896

UTILITIES 0.3%
E.ON AG	65,009	1,545

Total Germany		9,716

GUERNSEY, CHANNEL ISLANDS 0.8%
FINANCIALS 0.8%
Resolution Ltd.	1,085,376	3,809

Total Guernsey, Channel Islands		3,809

HONG KONG 3.6%
CONSUMER DISCRETIONARY 0.4%
Television Broadcasts Ltd.	286,000	2,113

FINANCIALS 2.8%
AIA Group Ltd.	2,813,100	10,370
First Pacific Co. Ltd.	2,526,000	2,728

		13,098

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	20,300	1,153
Jardine Strategic Holdings Ltd.	23,700	802

		1,955

Total Hong Kong		17,166

ISRAEL 0.6%
HEALTH CARE 0.6%
Teva Pharmaceutical Industries Ltd. SP - ADR	68,846	2,851

Total Israel		2,851

JAPAN 2.3%
INDUSTRIALS 1.0%
FANUC Corp.	29,300	4,716

INFORMATION TECHNOLOGY 1.3%
Nintendo Co. Ltd.	48,717	6,188

Total Japan		10,904

NETHERLANDS 5.2%
CONSUMER STAPLES 1.3%
CSM	359,506	6,389

ENERGY 0.8%
Royal Dutch Shell PLC ‘A’	105,104	3,642

FINANCIALS 1.4%
ING Groep NV - Dutch Certificate (a)	827,071	6,550

INFORMATION TECHNOLOGY 0.6%
Gemalto NV	33,016	2,904

TELECOMMUNICATION SERVICES 1.1%
Koninklijke KPN NV	698,996	5,321

Total Netherlands		24,806

NORWAY 2.7%
CONSUMER STAPLES 2.2%
Cermaq ASA	183,676	2,403
Marine Harvest ASA (a)	9,741,864	7,863

		10,266

INDUSTRIALS 0.5%
Orkla ASA	322,316	2,456

Total Norway		12,722

SINGAPORE 0.9%
FINANCIALS 0.0%
Great Eastern Holdings Ltd.	1,160	14

INDUSTRIALS 0.9%
Keppel Corp. Ltd.	452,700	4,186

Total Singapore		4,200

SOUTH AFRICA 1.0%
MATERIALS 1.0%
AngloGold Ashanti Ltd. SP - ADR	128,956	4,520

Total South Africa		4,520

SOUTH KOREA 0.4%
CONSUMER DISCRETIONARY 0.4%
GS Home Shopping, Inc.	21,083	2,091

Total South Korea		2,091

SPAIN 0.3%
CONSUMER STAPLES 0.3%
Distribuidora Internacional de Alimentacion S.A.	270,409	1,493

Total Spain		1,493

SWEDEN 0.9%
INDUSTRIALS 0.9%
Loomis AB ‘B’	315,094	4,479

Total Sweden		4,479

SWITZERLAND 4.4%
CONSUMER STAPLES 1.4%
Nestle S.A.	105,866	6,680

FINANCIALS 0.6%
Swiss Re AG	40,857	2,629

HEALTH CARE 1.0%
Roche Holding AG	26,284	4,916

INDUSTRIALS 0.7%
Schindler Holding AG	25,635	3,168

INFORMATION TECHNOLOGY 0.2%
Logitech International S.A.	124,491	1,144

MATERIALS 0.5%
Sika AG	1,086	2,215

Total Switzerland		20,752

UNITED KINGDOM 11.5%
CONSUMER STAPLES 7.8%
British American Tobacco PLC	281,362	14,458
Imperial Tobacco Group PLC	409,244	15,161
Reckitt Benckiser Group PLC	133,598	7,697

		37,316

ENERGY 2.6%
BP PLC	1,205,905	8,501
Ensco PLC ‘A’	70,876	3,867

		12,368

FINANCIALS 1.1%
Lloyds Banking Group PLC (a)	8,240,662	5,189

Total United Kingdom		54,873

UNITED STATES 27.0%
CONSUMER STAPLES 6.1%
Altria Group, Inc.	202,101	6,748
Lorillard, Inc.	82,773	9,639
Philip Morris International, Inc.	60,515	5,443
Reynolds American, Inc.	100,007	4,334
Wal-Mart Stores, Inc.	40,407	2,982

		29,146

ENERGY 0.9%
Halliburton Co.	73,731	2,484
Rentech, Inc. (a)	691,332	1,701

		4,185

FINANCIALS 8.4%
Alleghany Corp. (a)	12,936	4,462
BankUnited, Inc.	201,081	4,949
Berkshire Hathaway, Inc. ‘B’ (a)	107,753	9,504
Capitol Federal Financial, Inc.	81,325	973
Northwest Bancshares, Inc.	187,287	2,290
NYSE Euronext	85,024	2,096
SLM Corp.	256,693	4,035
TFS Financial Corp. (a)	355,660	3,226
ViewPoint Financial Group, Inc.	148,867	2,854
White Mountains Insurance Group Ltd.	10,267	5,270

		39,659

HEALTH CARE 1.4%
Merck & Co., Inc.	61,330	2,766
Pfizer, Inc.	164,291	4,082

		6,848

INDUSTRIALS 4.1%
3M Co.	81,802	7,560
Deere & Co.	82,616	6,815
General Dynamics Corp.	43,221	2,858
Shaw Group, Inc. (a)	49,332	2,152

		19,385

INFORMATION TECHNOLOGY 6.1%
Dell, Inc.	514,491	5,073
Intel Corp.	510,465	11,577

Microsoft Corp.	415,933	12,387

		29,037

Total United States		128,260

Total Common Stocks (Cost $373,579)		405,060

EXCHANGE-TRADED FUNDS 4.2%
UNITED STATES 4.2%
SPDR Gold Trust	115,136	19,806

Total Exchange-Traded Funds (Cost $20,014)		19,806

PREFERRED STOCKS 0.2%
BRAZIL 0.2%
BANKING & FINANCE 0.2%
Itau Unibanco Holding S.A.	63,800	963

Total Preferred Stocks (Cost $882)		963

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi - Exp. 12/31/2020	310,070	521

Total Rights (Cost $341)		521

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.4%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$241	241

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $249. Repurchase proceeds are $241.)
U.S. TREASURY BILLS 0.5%
0.129% due 03/07/2013 - 08/22/2013 (b)(e)	2,450	2,448

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 10.8%
PIMCO Short-Term Floating NAV Portfolio	5,141,814	51,536

Total Short-Term Instruments (Cost $54,221)		54,225

PURCHASED OPTIONS (g) 0.0%
(Cost $208)		25

Total Investments 101.1% (Cost $449,245)		$480,600
Written Options (h) (0.0%) (Premiums $20)		(31)
Other Assets and Liabilities (Net) (1.1%)		(5,323)

Net Assets 100.0%		$475,246

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	Cash of $436 has been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	Securities with an aggregate market value of $2,448 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	OTC swap agreements outstanding on September 30, 2012:

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Rio Tinto Ltd.	23,832	3-Month USD-LIBOR less a specified spread	AUD	1,457	12/20/2012	CBK	$238
Receive	Rio Tinto Ltd.	30,597	3-Month USD-LIBOR plus a specified spread		1,457	12/20/2012	CBK	(140)
Receive	Logitech International S.A.	149,345	1-Month USD-LIBOR less a specified spread		$1,410	09/16/2013	GST	(35)
Receive	CVR Energy, Inc.	15,120	1-Month USD-LIBOR plus a specified spread		552	09/11/2013	MYI	4
Pay	CVR Partners LP	8,742	1-Month USD-LIBOR less a specified spread		227	09/11/2013	MYI	(3)

								$64

(g)	Purchased options outstanding on September 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$13.000	12/22/2012	3,110	$208	$25

(h)	Written options outstanding on September 30, 2012:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Intel Corp.	$22.000	11/17/2012	530	$20	$(31)

(i)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	7		$7	JPM	$0	$0	$0
10/2012	BRL	10,066		4,959	UAG	0	(7)	(7)
10/2012	CAD	8,382		8,557	BPS	32	0	32
10/2012		8,382		8,557	FBF	31	0	31
10/2012		8,382		8,557	RBC	31	0	31
10/2012	CHF	154		161	BRC	0	(3)	(3)
10/2012		656		684	CBK	0	(14)	(14)
10/2012		51		53	FBF	0	(1)	(1)
10/2012		5,858		6,132	GLM	0	(97)	(97)
10/2012		21		23	JPM	0	0	0
10/2012		2,168		2,337	RBC	32	0	32
10/2012	DKK	3,456		606	RBC	10	0	10
10/2012		53,147		8,971	RYL	0	(190)	(190)
10/2012	EUR	19,326		24,211	BRC	0	(624)	(624)
10/2012		151		190	CBK	0	(4)	(4)
10/2012		17,428		21,802	GLM	0	(593)	(593)
10/2012		150		189	JPM	0	(4)	(4)
10/2012	GBP	17		28	BPS	0	0	0
10/2012		1,934		3,065	CBK	0	(58)	(58)
10/2012		614		969	DUB	0	(22)	(22)
10/2012		19,946		31,544	GLM	0	(665)	(665)
10/2012		171		277	RBC	1	0	1
10/2012	ILS	6,757		1,740	UAG	16	0	16
10/2012	JPY	107,215		1,368	RBC	0	(5)	(5)
10/2012		2,322,383		29,812	UAG	54	0	54
10/2012	NOK	78,495		13,455	FBF	0	(247)	(247)
10/2012		78,496		13,460	GLM	0	(242)	(242)
10/2012		272		47	HUS	0	0	0
10/2012		4,778		838	RBC	4	0	4
10/2012	NZD	290		241	JPM	1	0	1
10/2012	SEK	1,443		222	RBC	2	0	2
10/2012	SGD	378		300	RYL	0	(8)	(8)
10/2012		$6,200	AUD	5,995	BPS	19	0	19
10/2012		6,198		5,994	CBK	20	0	20
10/2012		6,204		5,995	UAG	15	0	15
10/2012		9,816	BRL	20,132	UAG	115	0	115
10/2012		12,752	CAD	12,573	BPS	37	0	37
10/2012		12,752		12,573	BRC	37	0	37
10/2012		1,606	CHF	1,491	BRC	0	(21)	(21)
10/2012		7,883		7,417	CBK	3	0	3
10/2012		941	DKK	5,438	BRC	8	(12)	(4)
10/2012		238		1,349	CBK	0	(5)	(5)
10/2012		156		900	DUB	0	0	0
10/2012		130		772	FBF	3	0	3
10/2012		293		1,734	HUS	6	0	6
10/2012		7,834		45,238	JPM	2	(38)	(36)
10/2012		204		1,172	RYL	0	(2)	(2)
10/2012		113	EUR	88	BPS	0	0	0
10/2012		840		671	CBK	22	0	22
10/2012		1,310		1,047	DUB	36	0	36
10/2012		2,750		2,188	FBF	62	0	62
10/2012		351		279	HUS	8	0	8
10/2012		41,374		32,060	JPM	1	(177)	(176)
10/2012		639		508	RBC	14	0	14
10/2012		274		214	UAG	1	0	1
10/2012		1,646	GBP	1,038	FBF	30	0	30
10/2012		35,034		21,644	HUS	11	(94)	(83)
10/2012		29,981	JPY	2,356,345	BPS	213	0	213
10/2012		933		73,253	CBK	6	0	6
10/2012		157	NOK	899	JPM	0	0	0
10/2012		231	NZD	290	DUB	9	0	9
10/2012		1,145	SEK	7,641	CBK	18	0	18
10/2012		1,146		7,640	FBF	17	0	17
10/2012		309	SGD	378	GLM	0	(1)	(1)
10/2012	ZAR	878		$106	BRC	1	0	1
10/2012		34,257		4,131	HUS	28	0	28
11/2012	CHF	7,417		7,887	CBK	0	(4)	(4)
11/2012	DKK	42,338		7,340	JPM	38	0	38
11/2012	EUR	7		9	HUS	0	0	0
11/2012		31,870		41,144	JPM	177	0	177
11/2012	GBP	36		59	DUB	0	0	0
11/2012		20,987		33,978	HUS	91	0	91
11/2012	HKD	4,884		630	CBK	0	0	0
11/2012		73,701		9,506	JPM	1	0	1
11/2012	JPY	65,048		835	BPS	1	0	1
11/2012	NOK	80,571		14,052	HUS	4	0	4
11/2012		80,571		14,070	RYL	22	0	22
11/2012		$9,314	AUD	8,989	BRC	0	(14)	(14)
11/2012		9,312		8,988	DUB	0	(13)	(13)
11/2012		8,552	CAD	8,382	BPS	0	(31)	(31)
11/2012		8,551		8,382	FBF	0	(31)	(31)
11/2012		8,551		8,382	RBC	0	(31)	(31)
11/2012		2,496	CHF	2,332	UAG	0	(15)	(15)
11/2012		1,586	EUR	1,224	UAG	0	(13)	(13)
11/2012		430	GBP	266	CBK	0	(1)	(1)
11/2012		530	HKD	4,109	JPM	0	0	0
11/2012		29,820	JPY	2,322,383	UAG	0	(54)	(54)
11/2012		241	NZD	290	JPM	0	(1)	(1)
11/2012		703	SEK	4,613	CBK	0	(2)	(2)
11/2012		704		4,613	GLM	0	(3)	(3)
11/2012		702		4,612	RBC	0	(1)	(1)
12/2012	BRL	10,066		$4,863	UAG	0	(65)	(65)
12/2012		$1,145	KRW	1,303,096	JPM	22	0	22
01/2013	SGD	378		$309	GLM	1	0	1
01/2013		$149	SGD	182	DUB	0	0	0
02/2013	CNY	14,164		$2,210	BPS	0	(18)	(18)
02/2013		23,798		3,770	CBK	25	0	25
02/2013		20,767		3,240	DUB	0	(27)	(27)
02/2013		5,191		810	HUS	0	(7)	(7)
02/2013		4,358		680	JPM	0	(5)	(5)
02/2013		16,664		2,600	RYL	0	(22)	(22)
02/2013		$13,514	CNY	85,193	UAG	0	(111)	(111)

						$1,338	$(3,603)	$(2,265)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Common Stocks
Bermuda
Energy	$5,856	$8,793	$0	$14,649
Financials	0	19,075	0	19,075
Brazil
Financials	3,914	0	0	3,914
Canada
Energy	5,278	0	0	5,278
Materials	3,000	0	0	3,000
Denmark
Consumer Staples	0	8,799	0	8,799
Faeroe Islands
Consumer Staples	1,631	0	0	1,631
Financials	606	0	0	606
France
Consumer Discretionary	0	10,403	0	10,403
Consumer Staples	0	18,314	0	18,314
Energy	0	6,379	0	6,379
Utilities	0	10,370	0	10,370
Germany
Health Care	7,275	0	0	7,275
Industrials	0	896	0	896
Utilities	0	1,545	0	1,545
Guernsey, Channel Islands
Financials	0	3,809	0	3,809
Hong Kong
Consumer Discretionary	0	2,113	0	2,113
Financials	0	13,098	0	13,098
Industrials	0	1,955	0	1,955
Israel
Health Care	2,851	0	0	2,851
Japan
Industrials	0	4,716	0	4,716
Information Technology	0	6,188	0	6,188
Netherlands
Consumer Staples	0	6,389	0	6,389
Energy	0	3,642	0	3,642
Financials	0	6,550	0	6,550
Information Technology	0	2,904	0	2,904
Telecommunication Services	0	5,321	0	5,321
Norway
Consumer Staples	0	10,266	0	10,266
Industrials	0	2,456	0	2,456
Singapore
Financials	0	14	0	14
Industrials	0	4,186	0	4,186
South Africa
Materials	4,520	0	0	4,520
South Korea
Consumer Discretionary	0	2,091	0	2,091
Spain
Consumer Staples	0	1,493	0	1,493
Sweden
Industrials	0	4,479	0	4,479
Switzerland
Consumer Staples	0	6,680	0	6,680
Financials	0	2,629	0	2,629
Health Care	0	4,916	0	4,916
Industrials	0	3,168	0	3,168
Information Technology	0	1,144	0	1,144
Materials	0	2,215	0	2,215
United Kingdom
Consumer Staples	0	37,316	0	37,316
Energy	3,867	8,501	0	12,368
Financials	0	5,189	0	5,189
United States
Consumer Staples	29,146	0	0	29,146
Energy	4,185	0	0	4,185
Financials	39,659	0	0	39,659
Health Care	6,848	0	0	6,848
Industrials	19,385	0	0	19,385
Information Technology	29,037	0	0	29,037
Exchange-Traded Funds
United States	19,806	0	0	19,806
Preferred Stocks
Brazil
Banking & Finance	963	0	0	963
Rights
France
Health Care	521	0	0	521
Short-Term Instruments
Repurchase Agreements	0	241	0	241
U.S. Treasury Bills	0	2,448	0	2,448
PIMCO Short-Term Floating NAV Portfolio	51,536	0	0	51,536
Purchased Options
Equity Contracts	25	0	0	25
	$239,909	$240,691	$0	$480,600

Financial Derivative Instruments (2) - Assets
Equity Contracts	0	242	0	242
Foreign Exchange Contracts	0	1,338	0	1,338
	$0	$1,580	$0	$1,580

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	(31)	(178)	0	(209)
Foreign Exchange Contracts	0	(3,603)	0	(3,603)

	$(31)	$(3,781)	$0	$(3,812)

Totals	$239,878	$238,490	$0	$478,368

(ii) As of September 30, 2012, assets valued at $7,275 were transferred from Level 2 to Level 1 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Purchased Options
Equity Contracts	$21	$0	$0	$0	$(207)	$186	$0	$0	$0	$0

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	$(154)	$0	$0	$0	$146	$8	$0	$0	$0	$0

Totals	$(133)	$0	$0	$0	$(61)	$194	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR THE PIMCO EqS PATHFINDER PORTFOLIO®

PIMCO Cayman Commodity Portfolio III Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2012 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio III Ltd.	06/06/2011	06/20/2011	$475,246	$19,604	4.1%

2. Fair Value Measurements

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. Federal Income Tax Matters

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2012, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of September 30, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO EqS Pathfinder Portfolio®	$449,503	$48,056	$(16,959)	$31,097

(1)	Primary differences, if any, between book and tax unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

4. Related Party Transactions

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales		Net Capital and Realized Gain	Change in Unrealized Appreciation	Market Value 09/30/2012	Dividend Income
$34,238	$124,568		$(107,300)	$26	$4	$51,536	$68

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	USD (or$)	United States Dollar
DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Other Abbreviations:
LIBOR	London Interbank Offered Rate	SP -ADR	Sponsored American Depositary Receipt	SPDR	Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President and Trustee, Principal Executive Officer

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President and Trustee, Principal Executive Officer

Date:	November 20, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 20, 2012